FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity		$ 300.0	$ 1,000.0	$ 850.0
Accounts receivable, maximum amount available to sell			$ 400.0	400.0
Accounts receivable, amount sold to financial institution	$ 266.7	213.9
Accounts receivable, amount sold to financial institution, fees	$ 42.4	21.0
Strengthening in the relevant foreign currency against the Canadian dollar (in percent)	5.00%		5.00%
Net income	$ 231.9	150.0
Other comprehensive income (loss)	$ 257.0	$ (13.2)
Equity swap agreement, common shares (in shares) | shares	2,700,000	2,700,000
Letters of credit and guarantees, net	$ 242.5	$ 216.1
U.S. Federal Government
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	22.00%	23.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis to interest rate change (in percent)	1.00%
Net income	$ (8.8)	$ (5.0)
Other comprehensive income (loss)	$ 0.0	$ 0.0
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Terms of Indemnifications (in years)	1 year
Top of range
Disclosure of detailed information about financial instruments [line items]
Terms of Indemnifications (in years)	2 years
Unsecured senior notes, term loans and revolving credit facility | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Debt			$ 1,054.8	$ 1,068.8
Foreign currency and interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate (in percent)	73.00%	75.00%	73.00%	75.00%